JPMorgan Trust I

July 6, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of:
the Funds listed on Appendix A
(collectively, the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 57 (Amendment No. 58 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on June 27, 2007.

JPMorgan Trust I
Registrant

/s/Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

APPENDIX A

JPMorgan Tax Free Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Income Funds

JPMorgan Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Enhanced Income Fund

JPMorgan Real Return Fund

JPMorgan Short Term Bond Fund

JPMorgan Strategic Income Fund

JPMorgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund